Label	Element	Value
Prospectus [Line Items]	rr_ProspectusLineItems
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Dec. 30, 2019
Entity Registrant Name	dei_EntityRegistrantName	NORTHERN LIGHTS FUND TRUST II
Entity Central Index Key	dei_EntityCentralIndexKey	0001518042
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A
Amendment Flag	dei_AmendmentFlag	false
Trading Symbol	dei_TradingSymbol	nlf
Document Creation Date	dei_DocumentCreationDate	Dec. 30, 2019
Document Effective Date	dei_DocumentEffectiveDate	Dec. 30, 2019
Prospectus Date	rr_ProspectusDate	Dec. 30, 2019
Acclivity Broad Equity Multi-Style Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	Summary Section – Acclivity Broad Equity Multi-Style Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective:
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The investment objective of the Acclivity Broad Equity Multi-Style Fund (the “Broad Equity Multi-Style Fund” or the “Fund”) is to seek long-term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Broad Equity Multi-Style Fund.
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Broad Equity Multi-Style Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	Apr. 30, 2021
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover:
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Broad Equity Multi-Style Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Broad Equity Multi-Style Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the Example, affect the Broad Equity Multi-Style Fund’s performance. Because the Broad Equity Multi-Style Fund is newly organized, portfolio turnover information is not yet available.

Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	These expenses are based on estimated amounts for the Fund's current fiscal year.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Broad Equity Multi-Style Fund with the cost of investing in other mutual funds.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	The Example assumes that you invest $10,000 in the Broad Equity Multi-Style Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Broad Equity Multi-Style Fund’s operating expenses remain the same. The fee waiver/expense reimbursement arrangement discussed in the table above is reflected only through April 30, 2021. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies:
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal market conditions, the Adviser seeks to achieve the Broad Equity Multi-Style Fund’s investment objective by investing primarily in U.S. companies. The Broad Equity Multi-Style Fund is expected to hold approximately 2,000 different stocks, where no individual issuer represents more than 5% of the portfolio’s total value. The Adviser defines the U.S. publicly traded stock universe as a broad group of domestic operating companies listed on a securities exchange in the United States that is deemed appropriate by the Adviser. The strategy aims to invest in a well-diversified basket of securities that are eligible in accordance with the aforementioned requirements. As a non-fundamental policy (i.e., one that can be changed by the Board of Trustees without shareholder approval), under normal market conditions, the Broad Equity Multi-Style Fund will invest at least 80% of its total assets in equity securities of U.S. companies with no capitalization constraints. The Broad Equity Multi-Style Fund may obtain exposure to equity securities through futures contracts.

The Broad Equity Multi-Style Fund employs a quantitatively driven, factor-based investment strategy to provide broad exposure to the U.S. public equity markets. The Adviser will use a set of investment factors to over- or underweight securities in the Broad Equity Multi-Style Fund, relative to their market weight. Some of the factors considered include market capitalization, book-to-market, profitability, re-investment of earnings, and momentum. In addition, the Adviser will use a set of investment variables during the strategy implementation stage (e.g., trading), to further over- or underweight securities in the Broad Equity Multi-Style Fund, relative to their multi-factor adjusted weight. Some of the variables considered include stock-specific market interest rate in security lending markets, market liquidity, and price reversals. From time to time, the Adviser may consider additional factors or investment variables as deemed appropriate by the investment committee of the Adviser. The Broad Equity Multi-Style Fund is long-only (no shorting) and does not directly use hedging or leverage, although it will use futures for cash management purposes (these instruments may have embedded economic leverage). The Broad Equity Multi-Style Fund will normally invest 5% or less of its total assets in futures, although it may invest up to 20% of its total assets in such instruments.

As stated above, the Broad Equity Multi-Style Fund will use futures contracts for U.S. equity securities and indices, in addition to exchange-traded-funds (“ETFs”) to adjust market exposure or manage cash needs. Such equity-related futures contracts will count towards the Broad Equity Multi-Style Fund’s 80% investment policy and such instruments will be valued at market value rather than notional value.

The Broad Equity Multi-Style Fund may lend its portfolio securities in order to generate additional income for the Broad Equity Multi-Style Fund.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	Under normal market conditions, the Broad Equity Multi-Style Fund will invest at least 80% of its total assets in equity securities of U.S. companies with no capitalization constraints.
Risk [Heading]	rr_RiskHeading	Principal Risks.
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

Remember that in addition to possibly not achieving your investment goals, you could lose money by investing in the Broad Equity Multi-Style Fund. The principal risks of investing in the Broad Equity Multi-Style Fund are:

• Derivatives Risk. Derivative instruments (such as future contracts) are subject to changes in the value of the underlying assets or indices on which such instruments are based. The Broad Equity Multi-Style Fund’s investments in derivatives may not perform as anticipated, may not be able to be closed out at a favorable time or price, or may increase the Broad Equity Multi-Style Fund’s volatility. Even a small investment in derivatives, such as futures, may give rise to leverage risk and can have a significant impact on the Broad Equity Multi-Style Fund’s exposure to securities markets values. It is possible that the Broad Equity Multi-Style Fund’s liquid assets may be insufficient to support its obligations under its derivatives positions. The use of derivatives for other than hedging purposes may be considered a speculative activity and involves greater risks than are involved in hedging. The use of derivatives may cause the Broad Equity Multi-Style Fund to incur losses greater than those that would have occurred had derivatives not been used.

• Equity Securities Risk. The Broad Equity Multi-Style Fund invests primarily in common stock, which subjects the Broad Equity Multi-Style Fund and its shareholders to the risks associated with common stock investing. Overall stock market risks may affect the value of the Broad Equity Multi-Style Fund. When the value of the Broad Equity Multi-Style Fund’s investments goes down, your investment in the Broad Equity Multi-Style Fund decreases in value and you could lose money.

• ETF Risk. Investments in ETFs carry security specific risks and market risk. Also, if the area of the market representing the underlying index or benchmark does not perform as expected for any reason, the value of the investment in the ETF may decline. In addition, due to transactions via market prices rather than at net asset value, the performance of an ETF may not completely replicate the performance of the underlying index. Investments in ETFs also add an extra layer of expenses.

• Futures Risk. The primary risks associated with the use of futures contracts are (a) the imperfect correlation between the change in market value of the instruments held by the Broad Equity Multi-Style Fund and the price of the futures contract; (b) possible lack of a liquid secondary market for a futures contract and the resulting inability to close a futures contract when desired; (c) losses caused by unanticipated market movements, which are potentially unlimited; (d) the Adviser’s inability to predict correctly the direction of securities prices, interest rates, currency exchange rates and other economic factors; (e) the possibility that the counterparty will default in the performance of its obligations; and (f) if the Broad Equity Multi-Style Fund has insufficient cash, it may have to sell securities from its portfolio to meet daily variation margin requirements, and the Broad Equity Multi-Style Fund may have to sell securities at a time when it may be disadvantageous to do so.

• General Risk. Domestic economic growth and market conditions, interest rate levels, and political events are among the factors affecting the securities markets in which the Broad Equity Multi-Style Fund invests. There is risk that these and other factors may adversely affect the Broad Equity Multi-Style Fund’s performance.

• Large-Cap Securities Risk. Stocks of large companies as a group can fall out of favor with the market, causing the Fund to underperform investments that have a greater focus on mid-cap or small-cap stocks. Larger, more established companies may be slow to respond to challenges and may grow more slowly than smaller companies.

• Limited Operating History Risk. The Broad Equity Multi-Style Fund is new and has a limited history of operation. Accordingly, an investment in the Broad Equity Multi-Style Fund entails a high degree of risk. There can be no assurance that the Broad Equity Multi-Style Fund and the Adviser will achieve the Broad Equity Multi-Style Fund’s investment objective.

• Management Risk. Management risk is the risk that the investment process used by the Broad Equity Multi-Style Fund’s portfolio manager could fail to achieve the Broad Equity Multi-Style Fund’s investment goal and cause an investment in the Broad Equity Multi-Style Fund to lose value.

• Securities Lending Risk. Securities lending involves the risk that the borrower may fail to return the securities in a timely manner or at all. As a result, the Broad Equity Multi-Style Fund may lose money and there may be a delay in recovering the loaned securities. The Broad Equity Multi-Style Fund could also lose money if it does not recover the securities and/or the value of the collateral falls, including the value of investments made with cash collateral. Securities lending also may have certain adverse tax consequences.

• Small and Medium Sized Companies Risk. To the extent the Broad Equity Multi-Style Fund invests in the stocks of small and medium capitalization companies, the Broad Equity Multi-Style Fund may be subject to additional risks. The earnings and prospects of these companies are more volatile than larger companies. Small and medium sized companies may experience higher failure rates than do larger companies

• Value Investing Risk. Value investing attempts to identify companies selling at a discount to their intrinsic value. Value investing is subject to the risk that a company’s intrinsic value may never be fully realized by the market or that a company judged by the Adviser to be undervalued may actually be appropriately priced.

Risk Lose Money [Text]	rr_RiskLoseMoney	Remember that in addition to possibly not achieving your investment goals, you could lose money by investing in the Broad Equity Multi-Style Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance:
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

Because the Broad Equity Multi-Style Fund is new, no performance information is presented for the Broad Equity Multi-Style Fund at this time. In the future, performance information will be presented in this section of this Prospectus. Also, shareholder reports containing financial and performance information will be mailed to shareholders semi-annually. Remember, the Broad Equity Multi-Style Fund’s past performance, before and after taxes, is not necessarily an indication of how the Broad Equity Multi-Style Fund will perform in the future. Updated performance information will be available at no cost by calling the Broad Equity Multi-Style Fund toll-free at 1-855-873-3837 or on the Broad Equity Multi-Style Fund’s website www.acclivityfunds.com.

Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	Because the Broad Equity Multi-Style Fund is new, no performance information is presented for the Broad Equity Multi-Style Fund at this time.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-855-873-3837
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.acclivityfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Remember, the Broad Equity Multi-Style Fund’s past performance, before and after taxes, is not necessarily an indication of how the Broad Equity Multi-Style Fund will perform in the future.
Acclivity Broad Equity Multi-Style Fund | Class N Shares
Prospectus [Line Items]	rr_ProspectusLineItems
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.35%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.30%	[1]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%	[2]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.91%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.26%)
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	0.65%	[3]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 66
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	$ 264
Acclivity Broad Equity Multi-Style Fund | Class I Shares
Prospectus [Line Items]	rr_ProspectusLineItems
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.35%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.30%	[1]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%	[2]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.66%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.26%)
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	0.40%	[3]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 41
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	$ 185
Dynamic Global Diversified Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	Summary Section – Dynamic Global Diversified Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective:
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The investment objective of the Dynamic Global Diversified Fund (the “Fund”) is capital appreciation and income.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Broad Equity Multi-Style Fund.
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy and hold shares of the Dynamic Global Diversified Fund. Class I shares may also be available on brokerage platforms of firms that have agreements with the Fund’s principal underwriter permitting such firms to (i) offer Class I shares solely when acting as an agent for the investor and (ii) impose on an investor transacting in Class I shares through such platforms a commission and/or other forms of compensation to the broker. Shares of the Fund are available in other share classes that have different fees and expenses.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	Apr. 30, 2021
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover:
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Dynamic Global Diversified Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the Example, affect the Dynamic Global Diversified Fund’s performance. Because the Dynamic Global Diversified Fund is newly organized, portfolio turnover information is not yet available.

Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	These expenses are based on estimated amounts for the Fund's current fiscal year.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Dynamic Global Diversified Fund with the cost of investing in other mutual funds.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	The Example assumes that you invest $10,000 in the Dynamic Global Diversified Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The fee waiver/expense reimbursement arrangement discussed in the table above is reflected only through April 30, 2021. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies:
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Dynamic Global Diversified Fund seeks to achieve its investment objectives through a quantitatively driven approach to invest across multiple asset classes, including but not limited to, global equities, fixed income, commodities, and real estate. The Dynamic Global Diversified Fund intends to invest in common stocks, exchange-traded funds (“ETFs”) and futures. The Fund will invest in ETFs and futures providing exposure to equity securities, debt instruments issued by governments, government agencies and corporations, investment grade asset-backed securities and floating-rate securities debt. The Fund may own ETFs providing exposure to both investment grade and non-investment grade debt, also known as “junk bonds,” which may be speculative and may be of any maturity or duration.

Under normal market conditions the Dynamic Global Diversified Fund will maintain at least 50% of the Dynamic Global Diversified Fund’s assets in equity exposures. The Dynamic Global Diversified Fund invests in equity securities regardless of market capitalization (small, medium or large). The Dynamic Global Diversified Fund can achieve equity exposure via common stocks, exchange-traded funds that provide equity exposure, or futures that provide equity exposure. Under normal market conditions the Dynamic Global Diversified Fund will maintain at least 25% of the Dynamic Global Diversified Fund’s asset in fixed income exposures. The Dynamic Global Diversified Fund can achieve the desired fixed income exposure via ETFs that provide fixed income exposure, futures that provide fixed income exposure, or individual debt securities. The Dynamic Global Diversified Fund will normally in at least three different countries throughout the world and invest at least 40% of its assets directly in, or indirectly through futures, indices or unaffiliated ETFs that create exposure to, assets outside the U.S., including issuers located in emerging markets (countries that have an emerging stock market as defined by MSCI, countries or markets with low- to middle-income economies as classified by the World Bank, and other countries or markets with similar emerging characteristics) and other investments that are tied economically to emerging markets.

The Adviser will use a team of portfolio managers to manage the Dynamic Global Diversified Fund’s assets. The Dynamic Global Diversified Fund will rely on the professional judgment of the Adviser. The portfolio managers will utilize the Adviser’s quantitative framework (“Quantitative Framework”), which aggregates information across corporate fundamentals, macroeconomic and behavioral data. The Quantitative Framework provides the portfolio managers insights on the risk and rewards of different asset classes as well as the risk and rewards of securities within a given asset class.

The Dynamic Global Diversified Fund seeks to provide excess returns to a blended, quarterly benchmark of 60% MSCI All Country World Index and 40% Bloomberg Barclays Global Aggregate Bond index. The MSCI All Country World Index covers approximately 85% of the global investable equity opportunity set. The Bloomberg Barclays Global Aggregate Bond Index includes government, government-related, corporate, asset-backed, mortgage-backed and commercial mortgage-backed debt from both developed market and emerging market issuers.

A small cash position, generally 1-2% is generally on hand for flexibility, although the Dynamic Global Diversified Fund reserves the right to invest 100% or less than 98% of its assets.

The Dynamic Global Diversified Fund is actively-managed and, accordingly, it may have a high portfolio turnover rate.

The Dynamic Global Diversified Fund may lend its portfolio securities in order to generate additional income for the Dynamic Global Diversified Fund.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	Under normal market conditions the Dynamic Global Diversified Fund will maintain at least 50% of the Dynamic Global Diversified Fund's assets in equity exposures.
Risk [Heading]	rr_RiskHeading	Principal Risks.
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

Remember that in addition to possibly not achieving your investment goals, you could lose money by investing in the Dynamic Global Diversified Fund. The principal risks of investing in the Dynamic Global Diversified Fund are:

• Asset-Backed Securities Risks. Asset-backed securities represent interests in “pools” of assets, including consumer loans or receivables held in trust. Asset-backed securities are subject to credit, interest rate, prepayment and extension risks. These securities also are subject to risk of default on the underlying asset, particularly during periods of economic downturn.

• Commodities Risk. Investing in the commodities markets (indirectly) may subject the Dynamic Global Diversified Fund to greater volatility than investments in traditional securities. Commodity prices may be influenced by unfavorable weather, animal and plant disease, geologic and environmental factors as well as changes in government regulation such as tariffs, embargoes or burdensome production rules and restrictions.

• Derivatives Risk. The Dynamic Global Diversified Fund may use derivatives (including futures) to enhance returns or hedge against market declines. The Dynamic Global Diversified Fund’s use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. These risks include (i) the risk that the counterparty to a derivative transaction may not fulfill its contractual obligations; (ii) risk of mispricing or improper valuation; and (iii) the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index.

• Floating Rate Notes Risk. Securities with floating or variable interest rates can be less sensitive to interest rate changes than securities with fixed interest rates, but may decline in value if their coupon rates do not reset as high, or as quickly, as comparable market interest rates, and generally carry lower yields than fixed notes of the same maturity. Although floating rate notes are less sensitive to interest rate risk than fixed-rate securities, they are subject to credit risk and default risk, which could impair their value.

• Emerging Markets Risk. The Dynamic Global Diversified Fund may invest in ETFs that hold investments in emerging market instruments. Investments in emerging markets instruments involve greater risks than investing in foreign instruments in general. Risks of investing in emerging market countries include political or social upheaval, nationalization of businesses, restrictions on foreign ownership and prohibitions on the repatriation of assets and risks from an economy’s dependence on revenues from particular commodities or industries. In addition, currency transfer restrictions, limited potential buyers for such instruments, delays and disruption in settlement procedures and illiquidity or low volumes of transactions may make exits difficult or impossible at times. There may also be less reliable or publicly-available information about emerging markets due to non-uniform regulatory, auditing or financial recordkeeping standards, which could cause errors in the implementation of the Dynamic Global Diversified Fund’s investment strategy. The Dynamic Global Diversified Fund’s performance may depend on issues other than those that affect U.S. companies and may be adversely affected by different rights and remedies associated with emerging market investments, or the lack thereof, compared to those associated with U.S. companies.

• Equity Securities Risk. The Dynamic Global Diversified Fund invests in ETFs that hold common stock, which subjects the Dynamic Global Diversified Fund and its shareholders to the risks associated with common stock investing. Overall stock market risks may affect the value of the Dynamic Global Diversified Fund. Factors such as domestic economic growth and market conditions, interest rate levels, and political events affect the securities markets. When the value of the Dynamic Global Diversified Fund’s investments goes down, your investment in the Dynamic Global Diversified Fund decreases in value and you could lose money.

• ETF Risk. Investment in an ETF carries security specific risk and the market risk. Also, if the area of the market representing the underlying index or benchmark does not perform as expected for any reason, the value of the investment in the ETF may decline. In addition, due to transactions via market prices rather than at net asset value, the performance of an ETF may not completely replicate the performance of the underlying index.

• Fixed Income Securities Risk. When the Dynamic Global Diversified Fund invests in ETFs that own fixed income securities, the value of your investment in the Dynamic Global Diversified Fund will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the value of fixed income securities and thus the value of ETFs that own fixed income securities. In general, the market price of fixed income securities with longer maturities will increase or decrease more in response to changes in interest rates than the market price of shorter-term securities.

• Foreign Risk. To the extent the Dynamic Global Diversified Fund invests in foreign securities by investing in ETFs that hold foreign securities or by purchasing American Depository Receipts (“ADRs”) directly, the Dynamic Global Diversified Fund may be subject to risks not usually associated with owning securities of U.S. issuers. These risks can include fluctuations in foreign currencies, foreign currency exchange controls, political and economic instability, differences in financial reporting, differences in securities regulation and trading, and taxation issues.

• Foreign Securities and Currency Risk. The Dynamic Global Diversified Fund may invest in ETFs that hold foreign securities. The risk of investments in foreign companies involve certain risks not generally associated with investments in the securities of U.S. companies, including changes in currency exchange rates, unstable political, social and economic conditions, a lack of adequate or accurate company information, differences in the way securities markets operate, less secure international banks or securities depositories than those in the U.S. and foreign controls on investment. In addition, individual international country economies may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross domestic product, rates of inflation, capital reinvestment, resources, self-sufficiency and balance of payments position. These risks may be greater in emerging markets and in less developed countries.

• Fund of Funds Risk. The Dynamic Global Diversified Fund is a “fund of funds,” a term typically used to describe an investment company whose principal investment strategy involves investing in other investment companies, such as ETFs. The cost of investing in the Dynamic Global Diversified Fund will generally be higher than the cost of investing directly in ETFs or other investment company shares. Investors in the Dynamic Global Diversified Fund will indirectly bear fees and expenses charged by the ETFs in which a Fund invests in addition to the Fund’s direct fees and expenses. The Dynamic Global Diversified Fund also will incur brokerage costs when it purchases ETFs. The ETFs in which the Dynamic Global Diversified Fund invests will not be able to replicate exactly the performance of the benchmarks they track because of transaction costs incurred in adjusting the actual balance of the securities and because the ETFs. will incur expenses not incurred by their applicable benchmarks.

• Futures Risk. The successful use of futures contracts draws upon the Adviser's skill and experience with respect to such instruments and are subject to special risk considerations. The primary risks associated with the use of futures contracts are (a) the imperfect correlation between the change in market value of the instruments held by the Dynamic Global Diversified Fund and the price of the futures contract; (b) possible lack of a liquid secondary market for a futures contract and the resulting inability to close a futures contract when desired; (c) losses caused by unanticipated market movements, which are potentially unlimited; (d) the Adviser's inability to predict correctly the direction of securities prices, interest rates, currency exchange rates and other economic factors; (e) the possibility that the counterparty will default in the performance of its obligations; and (f) if the Dynamic Global Diversified Fund has insufficient cash, it may have to sell securities from its portfolio to meet daily variation margin requirements, and the Dynamic Global Diversified Fund may have to sell securities at a time when it may be disadvantageous to do so.

• General Risk. Foreign economic growth and market conditions, interest rate levels, and political events are among the factors affecting the securities markets in which the Dynamic Global Diversified Fund invests. There is risk that these and other factors may adversely affect the Fund’s performance. You could lose money by investing in the Dynamic Global Diversified Fund.

• Growth Risk. The Dynamic Global Diversified Fund may invest in ETFs that invest in companies that appear to be growth oriented. Growth companies are those that the Adviser believes will have revenue and earnings that grow faster than the economy as a whole, offering above-average prospects for capital appreciation and little or no emphasis on dividend income. If the Adviser’s perceptions of the ETF’s growth potential are wrong, the securities purchased may not perform as expected, reducing the Dynamic Global Diversified Fund’s return.

• High Yield Risk. The Dynamic Global Diversified Fund may invest in ETFs that own high yield securities and unrated securities of similar credit quality (commonly known as “junk bonds”) which may be subject to greater levels of credit and liquidity risk than funds that do not invest in such securities. These securities are considered predominately speculative with respect to the issuer’s continuing ability to make principal and interest payments. An economic downturn or period of rising interest rates could adversely affect the market for these securities and reduce the Fund’s ability to sell these securities (liquidity risk). If the issuer of a security is in default with respect to interest or principal payments, the Dynamic Global Diversified Fund may lose its entire investment.

• High Volatility in Rising Markets Risk. The Dynamic Global Diversified Fund may invest in volatility ETFs which in periods of high volatility, the will rebalance its portfolio and decrease exposure to the stock component of the ETF and increase its exposure to cash. Due to such ETF’s increased exposure to the cash during such time periods, the Dynamic Global Diversified Fund would not be expected to gain the full benefit of rising equity markets if such market conditions were also accompanied by high volatility.

• Interest Rate Risk. The risks associated with the Dynamic Global Diversified Fund include interest rate risk, which means that the prices of the Fund’s fixed income ETF investments are likely to fall if interest rates rise.

• Large-Cap Securities Risk. Stocks of large companies as a group can fall out of favor with the market, causing the Fund to underperform investments that have a greater focus on mid-cap or small-cap stocks. Larger, more established companies may be slow to respond to challenges and may grow more slowly than smaller companies.

• Management Risk. Management risk is the risk that the investment process used by the Dynamic Global Diversified Fund’s portfolio manager could fail to achieve the Dynamic Global Diversified Fund’s investment goal and cause an investment in the Dynamic Global Diversified Fund to lose value.

• Portfolio Turnover Risk. The Dynamic Global Diversified Fund may engage in short-term trading to try to achieve its objective and may have portfolio turnover rates significantly in excess of 100%. A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. Increased portfolio turnover may cause the Dynamic Global Diversified Fund to incur higher brokerage costs, which may adversely affect the Dynamic Global Diversified Fund’s performance, and may produce increased taxable distributions.

• Real Estate Investment Risk. The Dynamic Global Diversified Fund may have investments in ETFs that hold securities issued by, and/or have exposure to, commercial and residential real estate companies. Real estate securities are subject to risks similar to those associated with direct ownership of real estate, including changes in local and general economic conditions, vacancy rates, interest rates, zoning laws, rental income, property taxes, operating expenses and losses from casualty or condemnation. An investment in a real estate investment trust (“REIT”) is subject to additional risks, including poor performance by the manager of the REIT, adverse tax consequences, and limited diversification resulting from being invested in a limited number or type of properties or a narrow geographic area.

• Securities Lending Risk. Securities lending involves the risk that the borrower may fail to return the securities in a timely manner or at all. As a result, the Dynamic Global Diversified Fund may lose money and there may be a delay in recovering the loaned securities. The Dynamic Global Diversified Fund could also lose money if it does not recover the securities and/or the value of the collateral falls, including the value of investments made with cash collateral. Securities lending also may have certain adverse tax consequences.

• Small and Medium Sized Companies Risk. To the extent the Dynamic Global Diversified Fund invests in the stocks of small and medium capitalization companies or ETFs that invest in such companies, the Dynamic Global Diversified Fund may be subject to additional risks. The earnings and prospects of these companies are more volatile than larger companies. Small and medium sized companies may experience higher failure rates than do larger companies.

Risk Lose Money [Text]	rr_RiskLoseMoney	Remember that in addition to possibly not achieving your investment goals, you could lose money by investing in the Dynamic Global Diversified Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance:
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

Because the Dynamic Global Diversified Fund is new, no performance information is presented for the Dynamic Global Diversified Fund at this time. In the future, performance information will be presented in this section of this Prospectus. Also, shareholder reports containing financial and performance information will be mailed to shareholders semi-annually. Remember, the Dynamic Global Diversified Fund’s past performance, before and after taxes, is not necessarily an indication of how the Dynamic Global Diversified Fund will perform in the future. Updated performance information will be available at no cost by calling the Dynamic Global Diversified Fund toll-free at 1-855-873-3837 or on the Dynamic Global Diversified Fund’s website www.innealtafunds.com.

Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	Because the Dynamic Global Diversified Fund is new, no performance information is presented for the Dynamic Global Diversified Fund at this time.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-855-873-3837
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.innealtafunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Remember, the Dynamic Global Diversified Fund’s past performance, before and after taxes, is not necessarily an indication of how the Dynamic Global Diversified Fund will perform in the future.
Dynamic Global Diversified Fund | Class N Shares
Prospectus [Line Items]	rr_ProspectusLineItems
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.47%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.21%	[1]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.09%	[4]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.02%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.19%)
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	0.83%	[5]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 85
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	$ 306
Dynamic Global Diversified Fund | Class I Shares
Prospectus [Line Items]	rr_ProspectusLineItems
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.47%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.21%	[1]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.09%	[4]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.77%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.19%)
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	0.58%	[5]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 59
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	$ 227

[1]	These expenses are based on estimated amounts for the Fund's current fiscal year.
[2]	This number represents an estimate for the Broad Equity Multi-Style Fund's current fiscal year of the combined total fees and operating expenses of acquired funds owned by the Broad Equity Multi-Style Fund and would not be a direct expense incurred by the Broad Equity Multi-Style Fund or deducted from Broad Equity Multi-Style Fund assets.
[3]	Pursuant to an operating expense limitation agreement between Innealta Capital, LLC (the "Adviser") and the Broad Equity Multi-Style Fund, the Adviser has agreed to waive its fees and/or absorb expenses of the Broad Equity Multi-Style Fund to ensure that Total Annual Fund Operating Expenses (excluding any brokerage fees and commissions, acquired fund fees and expenses, borrowing costs (such as interest and dividend expense on securities sold short), taxes and extraordinary expenses such as litigation) for the Broad Equity Multi-Style Fund do not exceed 0.64% or 0.39% of the Broad Equity Multi-Style Fund's average net assets, for Class N or Class I shares, respectively, through April 30, 2021. This operating expense limitation agreement can be terminated only by, or with the consent of, the Board of Trustees. The Adviser is permitted to receive reimbursement from the Fund for fees it waived and Fund expenses it paid, subject to the limitation that: (1) the reimbursement for fees and expenses will be made only if payable within three years from the date the fees and expenses were initially waived or reimbursed; and (2) the reimbursement may not be made if it would cause the expense limitation in effect at the time of the waiver or currently in effect, whichever is lower, to be exceeded.
[4]	This number represents the combined total fees and operating expenses of the Acquired Fund owned by the Dynamic Global Diversified Fund and is not a direct expense incurred by the Fund or deducted from Fund assets. Since this number does not represent a direct operating expense of the Dynamic Global Diversified Fund, the operating expenses set forth in the Fund's financial highlights do not include this figure.
[5]	Pursuant to an operating expense limitation agreement between Innealta Capital, LLC (the "Adviser") and the Dynamic Global Diversified Fund, the Adviser has agreed to waive its fees and/or absorb expenses of the Fund to ensure that Total Annual Fund Operating Expenses (excluding any front-end or contingent deferred sales loads, brokerage fees and commissions, acquired fund fees and expenses, borrowing costs (such as interest and dividend expense on securities sold short), taxes and extraordinary expenses such as litigation) for the Dynamic Global Diversified Fund does not exceed 0.74%, and 0.49%,of the Fund's average net assets, for Class N and Class I shares, respectively, through April 30, 2021. This operating expense limitation agreement can be terminated only by, or with the consent of, the Board of Trustees. The Adviser is permitted to receive reimbursement from the Fund for fees it waived and Fund expenses it paid, subject to the limitation that: (1) the reimbursement for fees and expenses will be made only if payable within three years from the date the fees and expenses were initially waived or reimbursed; and (2) the reimbursement may not be made if it would cause the expense limitation in effect at the time of the waiver or currently in effect, whichever is lower, to be exceeded.